Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Loans
Reverse repos	£ 18,909	£ 24,095
Collateral given	25,062	20,579
Other loans	3,097	1,947
Total loans	47,068	46,621
Securities
Financial institutions and corporate	4,168	4,867
Total securities	25,334	30,124
Total	72,402	76,745
Deposits
Repos	23,767	27,885
Collateral received	27,139	21,509
Other deposits	2,092	1,606
Total deposits	52,998	51,000
Debt securities in issue	2,084	1,762
Short positions	20,458	21,187
Total	75,540	73,949
UK
Securities
Central and local government securities	4,515	4,897
USA
Securities
Central and local government securities	4,570	5,458
Other
Securities
Central and local government securities	£ 12,081	£ 14,902